Goodwill (Details) - Schedule of components of acquired goodwill	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Goodwill (Details) - Schedule of components of acquired goodwill [Line Items]
Goodwill	¥ 352,079,834	$ 50,468,713	¥ 351,334,021
Goodwill from Shenzhen Kuxuanyou acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill [Line Items]
Goodwill	87,908,370	12,601,183	87,908,370	[1]
Goodwill from Shenzhen Yidian acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill [Line Items]
Goodwill	137,060,340	19,646,848	137,060,340	[2]
Goodwill from Shenzhen Yitian acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill [Line Items]
Goodwill	92,990,256	13,329,643	92,990,256	[3]
Goodwill from Skystar acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill [Line Items]
Goodwill	¥ 34,120,868	$ 4,891,039	¥ 33,375,055	[4]

[1]	Beijing WiMi acquired Shenzhen Kuxuanyou in 2015 to acquire 100% of the capital stock of Shenzhen Kuxuanyou for an aggregate consideration of RMB 113.0 million (approximately USD 16.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 87,908,370 (USD 12,601,183) was allocated to goodwill.
[2]	Beijing WiMi acquired Shenzhen Yidian in 2015 to acquire 100% of the capital stock of Shenzhen Yidian for an aggregate consideration of RMB 168.0 million (approximately USD 24.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 137,060,340 (USD 19,646,848) was allocated to goodwill.
[3]	Beijing WiMi acquired Shenzhen Yitian in 2015 to acquire 100% of the capital stock of Shenzhen Yitian for an aggregate consideration of RMB 192.0 million (approximately USD 28.0 million). The excess fair value of consideration over the identifiable assets acquired of RMB 160,990,256 (USD 23,077,070) was allocated to goodwill. Impairment loss of RMB 68,000,000 (USD 9,747,427) was recognized for the year ended December 31, 2016.
[4]	There was no change in carrying value of goodwill except for the foreign exchange translation difference from Skystar.